Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2013	$ (1,013)		$ 244,092	$ (245,105)
Exercise of common stock options	38		38
Share-based compensation expense	4,786		4,786
Warrants issued in connection with senior secured debt	1,728		1,728
Investors capital contributions	42,314		42,314
Net loss	(65,572)			(65,572)
Ending balances at Dec. 31, 2014	(17,719)		292,958	(310,677)
Share-based compensation expense	5,425		5,425
Warrants issued in connection with senior secured debt	17		17
Investors capital contributions	17,813		17,813
Issuance of common stock, net of expense	$ 8,314	$ 2	8,312
Issuance of common stock, Shares	6,923,076	1,631,738
Net loss	$ (67,195)			(67,195)
Ending balances at Dec. 31, 2015	(53,345)	$ 2	324,525	(377,872)
Ending balances, shares at Dec. 31, 2015		1,631,738
Share-based compensation expense	561		561
Issuance of common stock as a result of the exercise of warrants	8,498	$ 1	8,497
Issuance of common stock as a result of the exercise of warrants, shares		1,340,867
Issuance of common stock, net of expense	$ 5,819	$ 1	5,818
Issuance of common stock, Shares	6,923,076	1,110,613
Net loss	$ (16,898)			(16,898)
Ending balances at Mar. 31, 2016	$ (55,365)	$ 4	$ 339,401	$ (394,770)
Ending balances, shares at Mar. 31, 2016		4,083,219